Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Consolidated Statements of Cash Flows
Net loss	$ (5,145,155)	$ (3,390,965)	$ (8,084,646)
Items not affecting cash
Depreciation (Note 4)	261,525	415,375	506,685
Provision for doubtful debts (Note 4)	0	0	(66,849)
Stock-based compensation (Note 8)	11,985	71,645	264,568
Debenture financing, net (Note 7)	313,865	744,930	54,469
Gain on settlement of convertible debt (Note 7)	0	0	4,419
Deferred income tax recovery (Note 15)	(93,854)	0	(11,042)
Write-down of inventory (Note 3)	112,672	236,459	0
Write-down of investment tax credits	0	233,377	0
Loss on disposal of property and equipment	0	41,603	0
Non-cash lease expense	138,051	19,855	0
Prepaid expenses, sundry and other assets	514,502	0	0
Unrealized foreign exchange gain	1,995	62,658	57,189
Change in non-cash operating assets & liabilities
Accounts receivable	566,384	(389,182)	61,861
Investment tax credits	213,956	60,244	223,113
Inventory	0	0	(97,480)
Prepaid expenses, sundry and other assets	53,558	40,866	430,178
Accounts payable, accrued liabilities and employee costs payable	766,630	1,970,896	2,359,518
Operating lease liability	(157,110)	(38,486)	0
Income tax payable	(20,333)	32,833	5,678
Deferred revenue (Note 3)	0	0	(2,362,500)
Cash flows (used in) provided from operating activities	(2,461,329)	112,108	(6,663,677)
Financing activities
Repayment of principal on convertible debentures (Note 7)	0	0	(461,920)
Proceeds from promissory notes payable (Note 7)	0	0	159,863
Proceeds from private placement (Note 10)	3,069,448	0	0
Share issuance cost (Note 10)	(38,220)	0	0
Proceeds from issuance of shares on exercise of warrants (Note 14)	0	0	27,953
Debenture financing, net (Note 7)	0	0	375,000
Cash flows provided from financing activities	3,031,228	0	100,896
Investing activity
Sale of property and equipment (Note 4)	0	29,191	0
Purchase of property and equipment (Note 4)	0	(3,875)	(14,474)
Cash flows provided from (used in) investing activities	0	25,316	(14,474)
Increase (decrease) in cash	569,899	137,424	(6,577,255)
Cash, beginning of year	202,046	64,622	6,641,877
Cash, end of year	771,945	202,046	64,622
Supplemental cash flow information
Interest paid	0	0	139,787
Taxes paid	$ 0	$ 0	$ 0